Exhibit 99.8 Schedule 4

d	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-08-02 13:24	2022-08-02 13:24	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/02/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-08-02 13:15	2022-08-02 13:15	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-08/02/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-08/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-08-02 09:00	2022-08-02 10:55	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings							ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE2515	2022-08-25 12:46	2022-08-29 11:13	Resolved	1 - Information	C	A	Credit	Credit Profile	Credit Profile - Credit History Insufficient	Resolved-Documentation provided was sufficient. - Due Diligence Vendor-08/29/2022

Ready for Review-Document Uploaded.  - Seller-08/29/2022

																						Open-The documented credit history does not meet guidelines. As per guidelines, qualifying foreign credit requires a bank reference letter indicating two years of open activity and current active status which is not provided in file. - Due Diligence Vendor-08/25/2022	Ready for Review-Document Uploaded. - Seller-08/29/2022	Resolved-Documentation provided was sufficient. - Due Diligence Vendor-08/29/2022			credit reference letter.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE7375	2022-08-24 10:11	2022-08-29 11:12	Resolved	1 - Information	C	A	Credit	Eligibility	Eligibility - Citizenship Requirements	Resolved-Documentation provided was sufficient. - Due Diligence Vendor-08/29/2022

Ready for Review-Document Uploaded. see attached  - Seller-08/29/2022

																						Open-The documented citizenship does not meet guideline requirements. The file is missing the borrower’s passport and unexpired visa or I-797 form (Notice of Action) with valid extension dates as required for Foreign National qualification. - Due Diligence Vendor-08/24/2022	Ready for Review-Document Uploaded. see attached - Seller-08/29/2022	Resolved-Documentation provided was sufficient. - Due Diligence Vendor-08/29/2022			passport.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FPRO8018	2022-08-23 17:02	2022-08-23 17:02	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/23/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/23/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FCOM7273	2022-08-23 09:48	2022-08-23 11:09	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings							ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-08-25 09:59	2022-08-25 09:59	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/25/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/25/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-08-25 09:58	2022-08-25 09:58	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-08/25/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-08/25/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-08-25 07:56	2022-08-25 08:19	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings							ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	B	B	B	B	A	A	A	A	Closed	FCRE8962	2022-08-30 10:47	2022-08-31 14:57	Waived	2 - Non-Material	B	B	Credit	Assets	Reserves - Insufficient for REO	Waived-The verified reserves are not sufficient to meet guideline requirements for REO properties. Total verified reserves are not sufficient to cover the total reserves required including REO properties per guidelines. Cash-out proceeds not permitted for use as reserves per recent guidelines. Proceeds needed to meet reserve requirements. Formal exception provided in file. - Due Diligence Vendor-08/30/2022	Waived-The verified reserves are not sufficient to meet guideline requirements for REO properties. Total verified reserves are not sufficient to cover the total reserves required including REO properties per guidelines. Cash-out proceeds not permitted for use as reserves per recent guidelines. Proceeds needed to meet reserve requirements. Formal exception provided in file. - Due Diligence Vendor-08/30/2022

																										Experienced investor with 2+ investment properties, No mortgage late payments in last 24 months, No credit events past 48 months		ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
XX			B	B	B	B	A	A	A	A	Closed	FPRO8018	2022-08-29 10:05	2022-08-29 10:05	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/29/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-08/29/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			B	B	B	B	A	A	A	A	Closed	FCOM7273	2022-08-29 06:50	2022-08-29 07:07	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-08/29/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-08/29/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-10-10 12:14	2022-10-10 12:14	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/10/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/10/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-10-10 12:11	2022-10-10 12:11	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/10/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/10/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-10-07 13:05	2022-10-07 13:05	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/07/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/07/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-10-19 14:27	2022-10-19 14:27	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/19/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/19/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-10-18 08:23	2022-10-18 08:23	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/18/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/18/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-10-14 15:41	2022-10-14 15:41	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/14/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/14/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-10-21 09:06	2022-10-21 09:06	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/21/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/21/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-10-21 09:05	2022-10-21 09:05	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/21/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/21/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-10-20 14:04	2022-10-21 07:48	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/21/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/21/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-10-21 10:52	2022-10-21 10:52	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/21/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-10/21/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-10-21 10:50	2022-10-21 10:50	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/21/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-10/21/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-10-20 13:48	2022-10-20 14:23	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/20/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/20/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE2344	2022-11-01 13:30	2022-11-29 08:50	Resolved	1 - Information	C	A	Credit	Purchase Contract	Purchase Contract - Addendum Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/29/2022
Ready for Review-Document Uploaded.  - Seller-11/29/2022
Upheld-Finding upheld. Contract addendum is required as loan is outside contractual closing deadline.  - Due Diligence Vendor-11/10/2022
Ready for Review-please refer to the email sent that agencies no longer require this. please advise.  - Seller-11/09/2022
Upheld-Documentation provided is not sufficient. Contract addendum provided is duplicate of loan documentation that supports sales price. Addendum provided does not address closing date outside of original contract. Extension of closing deadline is needed to match actual closing date of XX/XX/XXXX. - Due Diligence Vendor-11/07/2022
Ready for Review-Document Uploaded. see attached  - Seller-11/04/2022
Open-The Purchase Contract Addendum is missing. Purchase contract required closing to be XX/XX/XXXX and allowed for max 7 day extension, however the loan closed XX/XX/XXXX. The file is missing the extension of the contract. - Due Diligence Vendor-11/01/2022	Ready for Review-Document Uploaded. - Seller-11/29/2022

 Ready for Review-please refer to the email sent that agencies no longer require this. please advise.  - Seller-11/09/2022

 Ready for Review-Document Uploaded. see attached  - Seller-11/04/2022

																								Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/29/2022			1012831_addendum.pdf 1012831 - XXXX contract addendum.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	B	C	B	A	A	A	A	Closed	FCRE8201	2022-11-01 14:17	2022-11-02 11:53	Waived	2 - Non-Material	B	B	Credit	Program Parameters	Program Parameters - Guidelines Conformity	Waived-The subject loan does not conform to program guidelines. Subject property is a flipped transaction and not listed on the open market. Formal exception in file. - Due Diligence Vendor-11/01/2022		Waived-The subject loan does not conform to program guidelines. Subject property is a flipped transaction and not listed on the open market. Formal exception in file. - Due Diligence Vendor-11/01/2022		10 years or more in same line of employment, No credit events past 48 months, Credit score >40% than minimum required		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes
XX			C	B	C	B	A	A	A	A	Closed	FPRO8018	2022-11-01 13:30	2022-11-01 13:30	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/01/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/01/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	B	C	B	A	A	A	A	Closed	FCOM7273	2022-10-27 13:11	2022-10-27 13:49	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/27/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/27/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			B	B	B	B	A	A	A	A	Closed	FCRE1199	2022-11-02 06:36	2022-11-02 15:10	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Audited loan amount is greater than the guideline Maximum loan amount. Max loan amount is $XXXX. Loan amount is $XXXX. Formal exception provided in file. - Due Diligence Vendor-11/02/2022		Waived-Audited loan amount is greater than the guideline Maximum loan amount. Max loan amount is $XXXX. Loan amount is $XXXX. Formal exception provided in file. - Due Diligence Vendor-11/02/2022		Reserves >6 months, Experienced investor with 2+ investment properties, No consumer late payments in last 48 months, No mortgage late payments in last 24 months		ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
XX			B	B	B	B	A	A	A	A	Closed	FPRO8018	2022-11-02 09:23	2022-11-02 09:23	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/02/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			B	B	B	B	A	A	A	A	Closed	FCOM7273	2022-10-31 14:26	2022-10-31 15:51	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/31/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-10/31/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-11-02 08:34	2022-11-02 09:39	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-Credit Findings are present. - Due Diligence Vendor-11/02/2022		Cleared-Credit Findings are present. - Due Diligence Vendor-11/02/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-11-02 08:35	2022-11-02 08:35	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/02/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/02/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX	A	A	A	A	A	A	A	A	Closed	finding-2559	2022-10-31 15:31	2022-10-31 16:00	Resolved	1 - Information	A	A	Compliance	Points & Fees	NY Subprime Home Loan Test	Resolved-This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. - Due Diligence Vendor-10/31/2022	Resolved-This loan failed the NY subprime home loan test. (NY SB 8143 Section 5, 1(c))Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation.While the New York Subprime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy subprime home loans even if the additional conditions are met. - Due Diligence Vendor-10/31/2022

																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE1326	2022-11-11 11:13	2022-11-22 11:40	Resolved	1 - Information	C	A	Credit	Income Documentation	Borrower 1 YTD Profit & Loss Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/22/2022
Ready for Review-Document Uploaded. Please see the confirmation from underwriter that   personal bank statements were used. - Seller-11/18/2022
Upheld-Documentation provided is not sufficient. Per A&D guidelines, personal bank statement used for business purposes (comingled funds) are to be underwritten to business bank statement guidelines with expense factor included.  - Due Diligence Vendor-11/17/2022
Ready for Review-Document Uploaded. Income WS in file was done based to Personal Bank statements that's why 100% of deposits was used for income qualification. Income calculations re-uploaded for your reference. Our DTI and LTV figures are accurate. - Seller-11/16/2022
Upheld-Finding upheld. Per Superprime matrix, DTI >50% permitted up to 80% LTV. Subject is 85% LTV. - Due Diligence Vendor-11/15/2022
Ready for Review-Per Matrix max DTI is 55% on owner occupied for super prime product. - Seller-11/14/2022
Upheld-Documentation provided is partially sufficient. CPA expense letter has been provided; however, both borrower and coborrower income have been reduced. Previous total income reviewed was $XXXX with an approved DTI of 49.85%. Revised income after addition of CPA expense factor is $XXXX which is 50.92% DTI. DTI over 50% is not permitted for LTV of 85% per Superprime matrix.  - Due Diligence Vendor-11/14/2022
Ready for Review-Document Uploaded. Please review uploaded CPA letter explaining the income and expense percentage. - Seller-11/14/2022
Open-NonQM Loan Eligibility Guidelines state if personal statements are used for business operations and reflect business expenses, such statements will follow business bank statement requirements and expense ratio will be applied. Lender did not use expense ratio of 50%. CPA letter in file does not state expense ratio. Ratios less than 50% require third-party prepared expense Letter or P&L Statement. - Due Diligence Vendor-11/11/2022	Ready for Review-Document Uploaded. Please see the confirmation from underwriter that personal bank statements were used. - Seller-11/18/2022

 Ready for Review-Document Uploaded. Income WS in file was done based to Personal Bank statements that's why 100% of deposits was used for income qualification. Income calculations re-uploaded for your reference. Our DTI and LTV figures are accurate. - Seller-11/16/2022

 Ready for Review-Per Matrix max DTI is 55% on owner occupied for super prime product. - Seller-11/14/2022

 Ready for Review-Document Uploaded. Please review uploaded CPA letter explaining the income and expense percentage. - Seller-11/14/2022

																								Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/22/2022			1031423_CPA letter.pdf 1031423_income WS b2.pdf 1031423_explanation from underwriter.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE1356	2022-11-11 11:13	2022-11-22 11:40	Resolved	1 - Information	C	A	Credit	Income Documentation	Borrower 2 YTD Profit & Loss Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/22/2022
Ready for Review-Document Uploaded. Please review uploaded confirmation from underwriter regard personal  - Seller-11/18/2022
Upheld-Documentation provided is not sufficient. Per A&D guidelines, personal bank statement used for business purposes (comingled funds) are to be underwritten to business bank statement guidelines with expense factor included.  - Due Diligence Vendor-11/17/2022
Ready for Review-Document Uploaded. Income WS in file was done based to Personal Bank statements that's why 100% of deposits was used for income qualification. Income calculations re-uploaded for your reference. Our DTI and LTV figures are accurate. - Seller-11/16/2022
Upheld-Finding upheld. Per Superprime matrix, DTI >50% permitted up to 80% LTV. Subject is 85% LTV. - Due Diligence Vendor-11/15/2022
Ready for Review-Per Matrix max DTI is 55% on owner occupied for super prime product. - Seller-11/14/2022
Upheld-Documentation provided is partially sufficient. CPA expense letter has been provided; however, both borrower and coborrower income have been reduced. Previous total income reviewed was $XXXX with an approved DTI of 49.85%. Revised income after addition of CPA expense factor is $XXXX which is 50.92% DTI. DTI over 50% is not permitted for LTV of 85% per Superprime matrix.  - Due Diligence Vendor-11/14/2022
Ready for Review-Document Uploaded. Please review uploaded CPA letter explaining the income and expense percentage. - Seller-11/14/2022
Open-Borrower 2 YTD Profit & Loss missing.. NonQM Loan Eligibility Guidelines state if personal statements are used for business operations and reflect business expenses, such statements will follow business bank statement requirements and expense ratio will be applied. Lender did not use expense ratio of 50%. CPA letter in file does not state expense ratio. Ratios less than 50% require third-party prepared expense Letter or P&L Statement. - Due Diligence Vendor-11/11/2022	Ready for Review-Document Uploaded. Please review uploaded confirmation from underwriter regard personal - Seller-11/18/2022

 Ready for Review-Document Uploaded. Income WS in file was done based to Personal Bank statements that's why 100% of deposits was used for income qualification. Income calculations re-uploaded for your reference. Our DTI and LTV figures are accurate. - Seller-11/16/2022

 Ready for Review-Per Matrix max DTI is 55% on owner occupied for super prime product. - Seller-11/14/2022

 Ready for Review-Document Uploaded. Please review uploaded CPA letter explaining the income and expense percentage. - Seller-11/14/2022

																								Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/22/2022			1031423_cpa letter for co-borrower.pdf 1031423_income b1.pdf 1031423_explanation from underwriter.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2022-11-10 15:19	2022-11-17 10:13	Waived	2 - Non-Material	C	B	Credit	Credit Profile	Credit Profile - Inquiries	Waived-Lender exception provided. - Due Diligence Vendor-11/17/2022

Ready for Review-Document Uploaded. Please review uploaded exception form - Seller-11/17/2022

Upheld-Finding upheld. There are 9 credit inquiries present within 90 days of Note date. - Due Diligence Vendor-11/15/2022

Ready for Review-The credit inquiry you refer is more than 90days,we do not nsed an explanation. - Seller-11/14/2022

Open-A detailed explanation letter that specifically addresses both the purpose and outcome of each inquiry in the last 90 days is required when such inquiry did not result in new debt. The file is missing a letter of explanation for the credit inquires for the last 90 days per the guidelines. - Due Diligence Vendor-11/11/2022	Ready for Review-Document Uploaded. Please review uploaded exception form - Seller-11/17/2022

 Ready for Review-The credit inquiry you refer is more than 90days,we do not nsed an explanation. - Seller-11/14/2022

																								Waived-Lender exception provided. - Due Diligence Vendor-11/17/2022		5+years on current job; 10+ years same line of employment; Stable monthly income; Experienced REO investors.	1031423_exception - signed.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes
XX	C	B	C	B	A	A	A	A	Closed	FCRE1441	2022-11-10 14:11	2022-11-15 09:17	Waived	2 - Non-Material	C	B	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived-Lender exception provided. - Due Diligence Vendor-11/15/2022
Ready for Review-Document Uploaded. Please review uploaded exception form. - Seller-11/14/2022
																						Open-Delinquent Credit History does not meet guideline requirements. Per Non-QM Loan Eligibility Guidelines section 6.5.10, Super Prime loans with collections and charge-offs exceeding allowable balances, accounts must be paid in full. Credit report has Charge-off with AcceptanceNow with balance of $XXXX which exceeds max allowed. No documentation provided delinquent credit account has been paid is provided or is exempt medical collection. - Due Diligence Vendor-11/10/2022	Ready for Review-Document Uploaded. Please review uploaded exception form. - Seller-11/14/2022	Waived-Lender exception provided. - Due Diligence Vendor-11/15/2022		Borrower has 5yrs on current job with over 10yrs same line of employment; Stable monthly income; REO experience.	1031423_exception - signed.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes
XX			C	B	C	B	A	A	A	A	Closed	FPRO8018	2022-11-10 15:19	2022-11-10 15:19	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/10/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/10/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			C	B	C	B	A	A	A	A	Closed	FCOM7273	2022-11-09 12:27	2022-11-09 15:06	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/09/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/09/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-11-10 15:57	2022-11-10 15:57	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/10/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/10/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-11-10 15:56	2022-11-10 15:56	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-11/10/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-11/10/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-11-09 10:57	2022-11-09 11:35	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/09/2022						ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	D	A	D	A	A	A	A	A	Closed	FCRE2344	2022-11-11 07:29	2022-11-16 09:45	Resolved	1 - Information	C	A	Credit	Purchase Contract	Purchase Contract - Addendum Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/16/2022
Ready for Review-Document Uploaded. Purchase Contract Addendum uploaded. Please, review it.  - Seller-11/16/2022
Upheld-Finding upheld. Effective date of XX/XX/XXXX as quoted is not effective date, but stated date of closing per contract. Effective date of contract is XX/XX/XXXX. Or, if interpreted as 30 days of approval date XX/XX/XXXX, then contract expiration would be XX/XX/XXXX. Closing occurred after either potential effective date and extension is needed.  - Due Diligence Vendor-11/14/2022
Ready for Review-Document Uploaded. The Financing Chapter in Purchase Contract (file Complete Credit pkg 1, page 208) states that Contract is effective within 30 days after Effective day, Effective day is XX/XX/XXXX. So, we are within compliance.  - Seller-11/14/2022
Open-The Purchase Contract Addendum is missing. Purchase Contract closing date expires on XX/XX/XXXX and loan disbursement date is XX/XX/XXXX. Contract addendum extending closing date is needed, or verification of buyer-paid damages per contract is needed. - Due Diligence Vendor-11/11/2022	Ready for Review-Document Uploaded. Purchase Contract Addendum uploaded. Please, review it. - Seller-11/16/2022
 Ready for Review-Document Uploaded. The Financing Chapter in Purchase Contract (file Complete Credit pkg 1, page 208) states that Contract is effective within 30 days after Effective day, Effective day is XX/XX/XXXX. So, we are within compliance.  - Seller-11/14/2022
																								Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/16/2022			image.png 1013919_Addendum.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX	D	A	D	A	A	A	A	A	Closed	FCRE5770	2022-11-09 06:41	2022-11-16 09:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/16/2022

Ready for Review-Document Uploaded. Credit report uploaded. Please, review it.  - Seller-11/16/2022

																						Open-Borrower 1 Credit Report is Missing. - Due Diligence Vendor-11/09/2022	Ready for Review-Document Uploaded. Credit report uploaded. Please, review it. - Seller-11/16/2022	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/16/2022			1013919_Credit Report.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			D	A	D	A	A	A	A	A	Closed	FPRO8018	2022-11-10 16:20	2022-11-10 16:20	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/10/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/10/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX			D	A	D	A	A	A	A	A	Closed	FCOM7273	2022-11-09 08:42	2022-11-09 09:12	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/09/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/09/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Primary Residence	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2022-11-16 14:43	2022-12-05 10:38	Waived	2 - Non-Material	C	B	Credit	Program Parameters	Program Parameters - Guidelines Conformity	Waived-Finding waived. Lender exception provided. - Due Diligence Vendor-12/05/2022

Ready for Review-Document Uploaded. Please review uploaded exception. - Seller-12/05/2022

Upheld-Finding upheld. Lender exception needed as second home occupancy requirements are not met.  - Due Diligence Vendor-12/01/2022

Ready for Review-Purchase contract in file was approved and signed as it is.
We can't do any changes to the contract now. Please clear the finding. - Seller-11/29/2022

Upheld-Finding upheld. Property purchased as second home but is subject to lease-in-place. Terms of tenant occupancy are needed to confirm borrower taking 100% possession within 60 days of Note date. Without validation, second home occupancy cannot be confirmed and transaction considered investment property. - Due Diligence Vendor-11/28/2022

Ready for Review-Property has been initially an investment as you can see during the inspection appraisal states it's tenant occupied that's why box 6b. is checked, but we do not have any lease or contract confirming property is being occupied by seller or his tenants.
OCCUPANCY AND POSSESSION:
61
(a) Unless Paragraph 6(b) is checked, Seller shall, at Closing, deliver occupancy and possession of the Property to Buyer free of tenants, occupants and future tenancies. Also, at Closing, Seller shall have removed all personal items and trash from the Property and shall deliver all keys, garage door openers, access devices and codes, as applicable, to Buyer. If occupancy is to be delivered before Closing, Buyer assumes all risks of loss to the Property from date of occupancy, shall be responsible and liable for maintenance from that date, and shall have accepted the Property in its existing condition as of time of taking occupancy, see Rider T PRE-
CLOSING OCCUPANCY BY BUYER.
62
63
64
65
66
67
(b) CHECK IF PROPERTY IS SUBJECT TO LEASE(S) OR OCCUPANCY AFTER CLOSING. If Property is
subject to a lease(s) or any occupancy agreements (including seasonal and short-term vacation rentals) after
Closing or is intended to be rented or occupied by third parties beyond Closing, the facts and terms thereof shall be disclosed in writing by Seller to Buyer and copies of the written lease(s) shall be delivered to Buyer, all within 5 days after Effective Date. If Buyer determines, in Buyer's sole discretion, that the lease(s) or terms of occupancy are not acceptable to Buyer, Buyer may terminate this Contract by delivery of written notice of such election to Seller within 5 days after receipt of the above items from Seller, and Buyer shall be refunded the
Deposit thereby releasing Buyer and Seller from all further obligations under this Contract. Estoppel Letter(s)
and Seller's affidavit shall be provided pursuant to STANDARD D, except that tenant Estoppel Letters shall not be required on seasonal or short-term vacation rentals. If Property is intended to be occupied by Seller after
Closing, see Rider U POST-CLOSING OCCUPANCY BY SELLER.
68*
69
70
71 - Seller-11/23/2022

Upheld-Document Uploaded. Finding upheld. Purchase contract indicates property subject to lease or occupancy. Terms of holdover occupancy are not provided for review to determine eligibility. - Due Diligence Vendor-11/22/2022

Ready for Review-The condo questionnaire on file confirms the subject property is not subject to any condotel/timeshare/segmented ownership agreements.
Condo questionnaire 7.Does the project have characteristics such as condo hotel or motel, timeshare, segmented ownership, mandatory fees for the use of recreational ammenties? -"NO" box was checked. - Seller-11/22/2022

Upheld-Finding upheld. As a second home purchase, borrower shall have exclusive right to occupy property. Rental arrangements indicate non-owner occupancy or investment purpose which is not permitted for second home occupancy type.  - Due Diligence Vendor-11/21/2022

Ready for Review-Subject property is second home for borrower , borrower has the control over property since he is the owner of property and he decides when to leave there. - Seller-11/18/2022

Open-The subject loan does not conform to program guidelines. Per the contract, the property is subject to lease or occupancy after closing. Please provide documentation to support it meets guidelines that the borrower must have exclusive control over the property, and the property must not be subject to any timeshare arrangements, rental pools or other agreements which required the borrower to rent the subject property or otherwise give control to a management firm. - Due Diligence Vendor-11/16/2022	Ready for Review-Document Uploaded. Please review uploaded exception. - Seller-12/05/2022

 Ready for Review-Purchase contract in file was approved and signed as it is.
We can't do any changes to the contract now. Please clear the finding. - Seller-11/29/2022

 Ready for Review-Property has been initially an investment as you can see during the inspection appraisal states it's tenant occupied that's why box 6b. is checked, but we do not have any lease or contract confirming property is being occupied by seller or his tenants.
OCCUPANCY AND POSSESSION:
61
(a) Unless Paragraph 6(b) is checked, Seller shall, at Closing, deliver occupancy and possession of the Property to Buyer free of tenants, occupants and future tenancies. Also, at Closing, Seller shall have removed all personal items and trash from the Property and shall deliver all keys, garage door openers, access devices and codes, as applicable, to Buyer. If occupancy is to be delivered before Closing, Buyer assumes all risks of loss to the Property from date of occupancy, shall be responsible and liable for maintenance from that date, and shall have accepted the Property in its existing condition as of time of taking occupancy, see Rider T PRE-
CLOSING OCCUPANCY BY BUYER.
62
63
64
65
66
67
(b) CHECK IF PROPERTY IS SUBJECT TO LEASE(S) OR OCCUPANCY AFTER CLOSING. If Property is
subject to a lease(s) or any occupancy agreements (including seasonal and short-term vacation rentals) after
Closing or is intended to be rented or occupied by third parties beyond Closing, the facts and terms thereof shall be disclosed in writing by Seller to Buyer and copies of the written lease(s) shall be delivered to Buyer, all within 5 days after Effective Date. If Buyer determines, in Buyer's sole discretion, that the lease(s) or terms of occupancy are not acceptable to Buyer, Buyer may terminate this Contract by delivery of written notice of such election to Seller within 5 days after receipt of the above items from Seller, and Buyer shall be refunded the
Deposit thereby releasing Buyer and Seller from all further obligations under this Contract. Estoppel Letter(s)
and Seller's affidavit shall be provided pursuant to STANDARD D, except that tenant Estoppel Letters shall not be required on seasonal or short-term vacation rentals. If Property is intended to be occupied by Seller after
Closing, see Rider U POST-CLOSING OCCUPANCY BY SELLER.
68*
69
70
71 - Seller-11/23/2022

 Ready for Review-The condo questionnaire on file confirms the subject property is not subject to any condotel/timeshare/segmented ownership agreements.
Condo questionnaire 7.Does the project have characteristics such as condo hotel or motel, timeshare, segmented ownership, mandatory fees for the use of recreational ammenties? -"NO" box was checked. - Seller-11/22/2022

 Ready for Review-Subject property is second home for borrower , borrower has the control over property since he is the owner of property and he decides when to leave there. - Seller-11/18/2022

																								Waived-Finding waived. Lender exception provided. - Due Diligence Vendor-12/05/2022			XX.png 1007231_exception form - signed.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Second Home	Purchase	NA	Originator Post-Close	Yes
XX	C	B	C	B	A	A	A	A	Closed	FCRE2304	2022-11-17 14:29	2022-11-28 14:56	Resolved	1 - Information	C	A	Credit	Gift Letter	Gift Letter - No Evidence for Transfer of Funds	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/28/2022
Ready for Review-Document Uploaded. Please review uploaded PCCD with LOx to borrower. - Seller-11/23/2022
Upheld-Documentation provided is not sufficient. Gift funds paid to title but is not disclosed on Closing Disclosure. Updated PCCD is needed reflecting receipt of $XXXX gift. - Due Diligence Vendor-11/21/2022
Ready for Review-Document Uploaded. Please review uploaded gift letter with copy of deposit check. - Seller-11/18/2022
Open-No evidence of the transfer of gift funds from the donor to the borrower was located in the file. The final CD is missing disclosure of the $XXXX Gift Funds. PCCD is needed that discloses this borrower credit in Section L - Paid Already by or on Behalf of Borrower at Closing. - Due Diligence Vendor-11/17/2022	Ready for Review-Document Uploaded. Please review uploaded PCCD with LOx to borrower. - Seller-11/23/2022

 Ready for Review-Document Uploaded. Please review uploaded gift letter with copy of deposit check. - Seller-11/18/2022

																								Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/28/2022			1007231_gift 37K.pdf 1007231_gift letter.pdf 1007231_pccd with LOX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Second Home	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE2344	2022-11-16 14:30	2022-11-21 09:19	Resolved	1 - Information	C	A	Credit	Purchase Contract	Purchase Contract - Addendum Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/21/2022
Ready for Review-Document Uploaded. Purchase Contract Addendum uploaded. Please, review it.  - Seller-11/21/2022
																						Open-The Purchase Contract Addendum is missing. The closing date per the contract was to be XX/XX/XXXX, with ability to extend 7 days, however the loan did not close until XX/XX/XXXX. - Due Diligence Vendor-11/16/2022	Ready for Review-Document Uploaded. Purchase Contract Addendum uploaded. Please, review it. - Seller-11/21/2022	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/21/2022			1007231_Addendum - Extension 09.21.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Second Home	Purchase	NA	N/A	N/A
XX			C	B	C	B	A	A	A	A	Closed	FCOM7273	2022-11-14 13:14	2022-11-17 14:29	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/14/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/14/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Second Home	Purchase	NA	N/A	N/A
XX			C	B	C	B	A	A	A	A	Closed	FPRO8018	2022-11-16 14:22	2022-11-16 14:22	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/16/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/16/2022				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXXX	XX	Second Home	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE2344	2022-11-18 14:43	2022-11-28 14:43	Resolved	1 - Information	C	A	Credit	Purchase Contract	Purchase Contract - Addendum Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/28/2022
Ready for Review-Document Uploaded. Addendum provided - Seller-11/25/2022
																						Open-The Purchase Contract Addendum is missing. The purchase contract reflected the closing date of XX/XX/XXXX with a 7 day possible extension. The loan did not close until XX/XX/XXXX. Contract addendum extending closing date is needed. - Due Diligence Vendor-11/18/2022	Ready for Review-Document Uploaded. Addendum provided - Seller-11/25/2022	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/28/2022			1008364_Purchase Contract Addendum.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	B	C	B	A	A	A	A	Closed	FCRE8201	2022-11-18 14:49	2022-11-21 12:33	Waived	2 - Non-Material	B	B	Credit	Program Parameters	Program Parameters - Guidelines Conformity	Waived-The subject loan does not conform to program guidelines. Foreign national guidelines require a bank reference letter supporting that the borrower has an account that has been in good standing for at least 2 years. The letter in file provided supports a history of less than 2 years. Formal exception in file. - Due Diligence Vendor-11/21/2022	Waived-The subject loan does not conform to program guidelines. Foreign national guidelines require a bank reference letter supporting that the borrower has an account that has been in good standing for at least 2 years. The letter in file provided supports a history of less than 2 years. Formal exception in file. - Due Diligence Vendor-11/21/2022

																										Experienced investor with 2+ investment properties, No consumer late payments in last 48 months, No mortgage late payments in last 24 months, 0.5 in price, DSCR must be>=1		ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	Originator Pre-Close	Yes
XX			C	B	C	B	A	A	A	A	Closed	FPRO8018	2022-11-18 14:43	2022-11-18 14:43	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/18/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/18/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	B	C	B	A	A	A	A	Closed	FCOM7273	2022-11-16 15:20	2022-11-17 09:06	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/17/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/17/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2022-11-21 10:22	2022-11-29 08:56	Resolved	1 - Information	C	A	Credit	Credit Profile	Credit Profile - Inquiries	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/29/2022

Ready for Review-Document Uploaded. Please see attached - Seller-11/29/2022

																						Open-The credit report shows recent inquires that have not been adequately addressed. Per guidelines a detailed explanation letter that specifically addresses both the purpose and outcome of each inquiry in the last 90 days is required when such inquiry did not result in new debt. The file is missing a letter of explanation for the credit inquirers for the last 90 days per the guidelines. - Due Diligence Vendor-11/21/2022	Ready for Review-Document Uploaded. Please see attached - Seller-11/29/2022	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/29/2022			Credit LOX Completed.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE4104	2022-11-21 10:22	2022-11-28 13:40	Resolved	1 - Information	C	A	Credit	Assets	Assets - Large Deposits	Resolved-Documentation and lender explanation is sufficient. - Due Diligence Vendor-11/28/2022
Ready for Review-Document Uploaded. Please see attached explanation from underwriting - Seller-11/23/2022
																						Open-The loan file does not contain all required asset documentation. Asset statements in file verified a large deposit which did not contain the required explanation and supporting source documentation. Missing documentation on the source of funds from wire-in deposit on XX/XX/XXXX into business checking #XXXXXX in the amount of $XXXXX. These funds are needed to source cash-to-close. - Due Diligence Vendor-11/21/2022	Ready for Review-Document Uploaded. Please see attached explanation from underwriting - Seller-11/23/2022	Resolved-Documentation and lender explanation is sufficient. - Due Diligence Vendor-11/28/2022			LOX from UW.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE2344	2022-11-21 10:22	2022-11-28 13:39	Resolved	1 - Information	C	A	Credit	Purchase Contract	Purchase Contract - Addendum Missing	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/28/2022
Ready for Review-Document Uploaded. Addendum to Purchase contract uploaded - Seller-11/28/2022
																						Open-The Purchase Contract Addendum is missing. Offer to purchase indicates the closing date is to be XX/XX/XXXX and an executed addendum an $XXXX seller credit if the buyer delivered deposits as reflected in page one of the contract and closed on or before XX/XX/XXXX. Loan closed XX/XX/XXXX. Missing addendum extending closing date to XX/XX/XXXX and confirming the seller would still credit buyer $XXXX to close by XX/XX/XXXX. - Due Diligence Vendor-11/21/2022	Ready for Review-Document Uploaded. Addendum to Purchase contract uploaded - Seller-11/28/2022	Resolved-Documentation provided is sufficient. - Due Diligence Vendor-11/28/2022			Addendum to Purchase contract.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FPRO8018	2022-11-21 10:22	2022-11-21 10:22	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/21/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/21/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FCOM7273	2022-11-16 14:38	2022-11-17 08:51	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/17/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/17/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-11-29 12:10	2022-11-29 12:10	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-11/29/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-11/29/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-11-29 12:08	2022-11-29 12:08	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/29/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/29/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-11-21 16:27	2022-11-21 16:27	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/21/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/21/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2022-11-29 14:13	2022-12-11 18:24	Resolved	1 - Information	C	A	Credit	Credit Profile	Credit Profile - Inquiries	Resolved-Document Uploaded. Documentation provided is sufficient. - Due Diligence Vendor-12/12/2022

																						Open-The credit report shows recent inquires that have not been adequately addressed. A detailed explanation letter that specifically addresses both the purpose and outcome of each inquiry in the last 90 days is required when such inquiry did not result in new debt. The file is missing a letter of explanation for the last 90 days. - Due Diligence Vendor-11/29/2022		Resolved-Document Uploaded. Documentation provided is sufficient. - Due Diligence Vendor-12/12/2022			1027955_crdit inquiry lox from borrower.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FPRO8018	2022-11-29 14:14	2022-11-29 14:14	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/29/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-11/29/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FCOM7273	2022-11-28 15:43	2022-11-28 17:40	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/29/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-11/29/2022				Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-12-02 14:57	2022-12-05 08:07	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-Credit Findings are present. - Due Diligence Vendor-12/02/2022		Cleared-Credit Findings are present. - Due Diligence Vendor-12/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-12-02 14:57	2022-12-02 14:57	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/02/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-12-01 10:03	2022-12-01 12:44	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/01/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/01/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-12-02 10:34	2022-12-02 10:34	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-12/02/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-12/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-12-02 10:23	2022-12-02 10:23	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/02/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/02/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-12-01 12:28	2022-12-01 13:07	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/01/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/01/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE1201	2022-12-16 07:12	2022-12-21 11:21	Resolved	1 - Information	C	A	Credit	Fraud Report	Third Party Fraud Report not Provided	Resolved-Finding resolved. No UDN repot for Foreign National loan. Lender verification of Florida licensing requirement provided. - Due Diligence Vendor-12/21/2022

Upheld-Documentation provided is not sufficient. Fraud report uploaded; however, critical risk findings for financing and loan participants have not been addressed. Additional documentation needed to show alerts are cleared. - Due Diligence Vendor-12/21/2022

Ready for Review-Document Uploaded. see attached  - Seller-12/20/2022

																						Open-Missing third party fraud report. - Due Diligence Vendor-12/16/2022	Ready for Review-Document Uploaded. see attached - Seller-12/20/2022	Resolved-Finding resolved. No UDN repot for Foreign National loan. Lender verification of Florida licensing requirement provided. - Due Diligence Vendor-12/21/2022			XX.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX	C	A	C	A	A	A	A	A	Closed	FCRE6843	2022-12-19 12:17	2022-12-21 09:10	Resolved	1 - Information	C	A	Credit	Assets	Assets - Miscellaneous	Resolved-Documentation is sufficient. Currency conversion provided. - Due Diligence Vendor-12/21/2022
Ready for Review-Document Uploaded. We have translated copy for XX account. For XX – it is in English only & doesn’t require translation. - Seller-12/20/2022
																						Open-The loan file does not contain all required asset documentation. The asset documentation was not fully translated. Please provide US currency exchange for all account balances used to qualify. - Due Diligence Vendor-12/19/2022	Ready for Review-Document Uploaded. We have translated copy for XX account. For XX – it is in English only & doesn’t require translation. - Seller-12/20/2022	Resolved-Documentation is sufficient. Currency conversion provided. - Due Diligence Vendor-12/21/2022			assets from OC.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FPRO8018	2022-12-19 12:14	2022-12-19 12:14	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/19/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/19/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			C	A	C	A	A	A	A	A	Closed	FCOM7273	2022-12-16 09:24	2022-12-16 09:24	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/16/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/16/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-12-19 09:26	2022-12-19 09:26	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/19/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/19/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-12-19 09:26	2022-12-19 09:26	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-12/19/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-12/19/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-12-16 12:06	2022-12-16 12:06	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/16/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/16/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCRE2330	2022-12-19 13:54	2022-12-19 13:54	Cleared	1 - Information	A	A	Credit	No Credit Findings	No Credit Findings	Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-12/19/2022		Cleared-The loan meets all applicable credit guidelines. - Due Diligence Vendor-12/19/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FPRO8018	2022-12-19 11:36	2022-12-19 11:36	Cleared	1 - Information	A	A	Property	Value	Value - Value is supported within 10% of original appraisal amount	Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/19/2022		Cleared-The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. - Due Diligence Vendor-12/19/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A
XX			A	A	A	A	A	A	A	A	Closed	FCOM7273	2022-12-16 11:37	2022-12-16 11:37	Cleared	1 - Information	A	A	Compliance	No Compliance Findings	No Compliance Findings	Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/16/2022		Cleared-The loan meets all applicable compliance guidelines. - Due Diligence Vendor-12/16/2022				ATR/QM: Exempt	ATR/QM: Exempt	$XXXX	XX	Investment	Purchase	NA	N/A	N/A